Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 2,333,923	$ 366,242	¥ 594,980	¥ 2,294,552
Denominator:
Weighted average number of ordinary shares outstanding—basic	368,460,867	368,460,867	364,733,164	355,625,970
Numerator:
Net income attributable to ordinary shareholders	¥ 2,333,923	$ 366,242	¥ 594,980	¥ 2,294,552
Interest expense associated with convertible notes reversed | ¥	44,865		47,781	14,261
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 2,378,788		¥ 642,761	¥ 2,308,813
Denominator:
Weighted average number of ordinary shares outstanding—basic	368,460,867	368,460,867	364,733,164	355,625,970
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	42,857,143	42,857,143	12,563,600
Weighted average number of ordinary shares outstanding—diluted	414,992,716	414,992,716	411,229,810	375,831,131
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 5.73		¥ 1.56	¥ 6.14
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	6.33	$ 0.99	1.63	6.45
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 5.73	$ 0.90	¥ 1.56	¥ 6.14
Stock Options
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	3,381,510	3,381,510	3,255,913	6,470,848
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	293,196	293,196	383,590	1,170,713